Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Balance Sheet Data) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS:
Cash	$ 9,374,549	$ 8,381,951	$ 10,192,702	$ 7,629,771
Investment Securities, Available For Sale	362,059,429	375,513,870
Total Assets	812,681,569	799,727,630
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Other Notes Payable, Noncurrent	13,000,000	0
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Stockholders' Equity Attributable to Parent	71,112,274	90,967,422	87,435,385	77,990,080
Total Liabilities and Shareholders' Equity	812,681,569	799,727,630
Parent Company [Member]
ASSETS:
Cash	4,631,554	8,785,338	$ 4,542,778	$ 3,880,433
Investment Securities, Available For Sale	213,000	154,902
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	90,441,110	93,150,771
Accounts Receivable And Other Assets	31,275	25,242
Total Assets	95,471,939	102,271,253
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Accounts Payable And Other Liabilities	121,965	66,130
Other Notes Payable, Noncurrent	13,000,000
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Stockholders' Equity Attributable to Parent	71,110,974	90,966,123
Total Liabilities and Shareholders' Equity	$ 95,471,939	$ 102,271,253